Document and Entity Information	0 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2013
Registrant Name	DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Central Index Key	0000796251
Amendment Flag	false
Document Creation Date	May 29, 2013
Document Effective Date	Jun. 01, 2013
Prospectus Date	Jun. 01, 2013
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT | administrative shares
Risk/Return:
Trading Symbol	DACXX
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Risk/Return:
Trading Symbol	DAGXX
Administrative Shares Prospectus | Dreyfus Government Prime Cash Management | Dreyfus Government Prime Cash Management - Administrative Shares
Risk/Return:
Trading Symbol	DAPXX
Administrative Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Administrative Shares
Risk/Return:
Trading Symbol	DTAXX
Administrative Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Administrative Shares
Risk/Return:
Trading Symbol	DARXX
Administrative Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Administrative Shares
Risk/Return:
Trading Symbol	DEAXX
Administrative Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Administrative Shares
Risk/Return:
Trading Symbol	DAMXX
Administrative Shares Prospectus | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Administrative Shares
Risk/Return:
Trading Symbol	DAYXX
Administrative Shares Prospectus | Dreyfus New York AMT-Free Municipal Cash Management | Administrative Shares
Risk/Return:
Trading Symbol	DDVXX
Administrative Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Administrative Shares
Risk/Return:
Trading Symbol	DFAXX
Agency Shares Prospectus | DREYFUS CASH MANAGEMENT | Agency Shares
Risk/Return:
Trading Symbol	DMCXX
Agency Shares Prospectus | Dreyfus Government Cash Management | Agency Shares
Risk/Return:
Trading Symbol	DGMXX
Agency Shares Prospectus | Dreyfus Government Prime Cash Management | Agency Shares
Risk/Return:
Trading Symbol	DRPXX
Agency Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Agency Shares
Risk/Return:
Trading Symbol	DYAXX
Agency Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Agency Shares
Risk/Return:
Trading Symbol	DSAXX
Agency Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Agency Shares
Risk/Return:
Trading Symbol	DRAXX
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Risk/Return:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Prime Cash Management | Dreyfus Government Prime Cash Management - Institutional Shares
Risk/Return:
Trading Symbol	DIPXX
Institutional Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DTRXX
Institutional Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DIRXX
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Risk/Return:
Trading Symbol	DEIXX
Institutional Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Institutional Shares
Risk/Return:
Trading Symbol	DIMXX
Institutional Shares Prospectus | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DIYXX
Institutional Shares Prospectus | Dreyfus New York AMT-Free Municipal Cash Management | Institutional Shares
Risk/Return:
Trading Symbol	DYIXX
Institutional Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Institutional Shares
Risk/Return:
Trading Symbol	DIIXX
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Risk/Return:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Prime Cash Management | Dreyfus Goverment Prime Cash Management - Investor Shares
Risk/Return:
Trading Symbol	DVPXX
Investor Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DTVXX
Investor Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DVRXX
Investor Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Investor Shares
Risk/Return:
Trading Symbol	DEVXX
Investor Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Investor Shares
Risk/Return:
Trading Symbol	DVMXX
Investor Shares Prospectus | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DVYXX
Investor Shares Prospectus | Dreyfus New York AMT-Free Municipal Cash Management | Investor Shares
Risk/Return:
Trading Symbol	DYVXX
Investor Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Investor Shares
Risk/Return:
Trading Symbol	DAIXX
Participant Shares Prospectus | DREYFUS CASH MANAGEMENT | participant shares
Risk/Return:
Trading Symbol	DPCXX
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Risk/Return:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Prime Cash Management | Dreyfus Government Prime Cash Management - Participant Shares
Risk/Return:
Trading Symbol	DGPXX
Participant Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Participant Shares
Risk/Return:
Trading Symbol	DTPXX
Participant Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Participant Shares
Risk/Return:
Trading Symbol	DPRXX
Participant Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Participant Shares
Risk/Return:
Trading Symbol	DEPXX
Participant Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Participant Shares
Risk/Return:
Trading Symbol	DMPXX
Participant Shares Prospectus | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Participant Shares
Risk/Return:
Trading Symbol	DPYXX
Participant Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Participant Shares
Risk/Return:
Trading Symbol	DFPXX
Premier Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Premier Shares
Risk/Return:
Trading Symbol	DYPXX
Select Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Select Shares
Risk/Return:
Trading Symbol	DTSXX
Service Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Service Shares
Risk/Return:
Trading Symbol	DSRXX